EQUITY (Details Narrative) $ / shares in Units, $ in Thousands				12 Months Ended
		Oct. 13, 2023 USD ($) $ / shares shares	Apr. 22, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding		5,006,666		5,006,666				5,006,666		5,006,666	5,006,666	5,006,666
Common stock, value		$ 100,000		$ 15,000	[1]			$ 15,000	[2]	$ 20	$ 20	$ 20	[1]
Common stock, shares authorized		100,000,000		33,333,333				33,333,333		33,333,333	33,333,333	33,333,333
Common stock, par value | $ / shares		$ 0.001		$ 0.003			$ 0.003	$ 0.003
Reverse stock split		reverse share split at a ratio of 1:3, the authorized share capital of the Company will be US$100,000 divided into 33,333,333 shares with a par value of US$0.003 per share. The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1
Common stock, shares issued		5,006,666		5,006,666				5,006,666		5,006,666	5,006,666	5,006,666
Number of shares acquired				9,952		9,952
Acquired share purchase value				$ 14,000		$ 18
Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, value | $		$ 100,000
Common stock, shares authorized		33,333,333
Common stock, par value | $ / shares		$ 0.003
Reverse stock split		reverse share split at a ratio of 1:3, the authorized share capital of the Company will be US$ 100,000 divided into 33,333,333 shares with a par value of US$ 0.003 per share. The Company effected the reverse share split of all issued and outstanding shares of 15,020,000 shares at a ratio of 3:1
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued on initial public offering			3,020,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding				12,000,000							12,000,000
Shares issued on initial public offering	[3]						1,006,666

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements
[2]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements
[3]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements